August 2, 2022

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re: AIM ETF Products Trust (the “Registrant”)
File Nos. 333-235734 and 811-23504

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act’”), and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment Nos. 12/15 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. This Amendment is being filed in order to register shares of eight new series of the Registrant designated as the AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap Buffer20 Dec ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, and the AllianzIM U.S. Large Cap Buffer20 Mar ETF (the “New Series Funds”). The Amendment relates only to the New Series Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that the Amendment may be eligible for selective review. The Staff previously reviewed (1) a pre-effective amendment to the Registrant’s registration statement on Form N-1A filed on May 15, 2020 (Accession No. 0001137439-20-000250) (“April Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF series of the Registrant (the “April Series Funds”); (2) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on May 21, 2020 (Accession No. 0001137439-20-000290) (“July Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF series of the Registrant (the “July Series Funds”); (3) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on July 1, 2020 (Accession No. 0001137439-20-000647) (“October Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF series of the Registrant (the “October Series Funds”); and (4) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on October 1, 2020 (Accession No. 0001680359-20-000504) (“January Funds Amendment,” and together with the April Funds Amendment, July Funds Amendment and October Funds Amendment, the “Prior Amendments”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF series of the Registrant (the “January Series Funds,” and together with the April Series Funds, July Series Funds, and October Series Funds, the “Prior Funds”).

Because: (1) the New Series Funds employ investment objectives, policies and techniques that are substantially identical to the Prior Funds with the exception of the Outcome Period and the reference asset of the FLEX Options in which the New Series Funds will invest, as described below, and (2) the Amendment contains disclosure that is substantially similar to the disclosure contained in the prospectuses and SAIs of the Prior Funds that were included in the corresponding Prior Amendments (except as necessary to reflect the change of the reference asset of the FLEX Options), the Registrant believes that the Amendment is eligible for selective review.

As noted above, a primary difference between each of the New Series Funds and the Prior Funds is the Outcome Period, as follows:

Fund	Initial Outcome Period	Subsequent Outcome Periods
Prior Funds
April Series Funds	June 1, 2020 through March 31, 2021	One-year period from April 1 to March 31
July Series Funds	July 1, 2020 through June 30, 2021	One-year period from July 1 to June 30
October Series Funds	October 1, 2020 through September 30, 2021	One-year period from October 1 to September 30
January Series Funds	January 1, 2021 through December 31, 2021	One-year period from January 1 to December 31
New Series Funds
AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF	November 1, 2022 through October 31, 2023	One-year period from November 1 to October 31
AllianzIM U.S. Large Cap Buffer10 Dec ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF	December 1, 2022 through November 30, 2023	One-year period from December 1 to November 30
AllianzIM U.S. Large Cap Buffer10 Feb ETF and AllianzIM U.S. Large Cap Buffer20 Feb ETF	February 1, 2023 through January 31, 2024	One-year period from February 1 to January 31
AllianzIM U.S. Large Cap Buffer10 Mar ETF and AllianzIM U.S. Large Cap Buffer20 Mar ETF	March 1, 2023 through February 28, 2024	One-year period from March 1 to February 28 or 29

As noted above, the other primary difference between the New Series Funds and the Prior Funds is the reference asset of the FLEX Options in which the New Series Funds will invest – specifically, replacing the S&P 500 Price Return Index as the reference asset with the SPDR S&P 500 ETF Trust. The Prior Funds’ strategy seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Return Index, up to a specified upside Cap, while providing a Buffer against the first 10% or 20% of S&P 500 Price Return Index losses. The New Series Funds’ strategy seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR S&P 500 ETF Trust, up to a specified upside Cap, while providing a Buffer against the first 10% or 20% of SPDR S&P 500 ETF Trust losses.

In addition, in each case, the Buffer10 version of a Fund and the corresponding Buffer20 version of the Fund are identical except that the Buffer10 offers a 10% buffer and the Buffer20 offers a 20% buffer. For example, AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF are identical with the exception of the buffer.

Please direct questions or comments relating to this filing to J. Stephen Feinour, Jr. of the Stradley Ronon law firm, at 215-564-8521.

Sincerely,

AIM ETF Products Trust

By:  /s/ Erik Nelson
     _________________________
     Erik Nelson, Secretary

763/765-7453
Erik.Nelson@allianzlife.com
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